Equity	6 Months Ended
Dec. 31, 2025
Equity [Abstract]
Equity

Note 11 — Equity

Ordinary shares

As of December 31, 2025 and June 30, 2025, the ordinary shares issued were 21,615,000 with US$0.000625 par value per share with 18,229,970 and 18,012,500 ordinary shares outstanding as of December 31, 2025 and June 30, 2025 respectively before (i) giving effect to the re-designation of the ordinary shares on March 19, 2025 (as further discussed below); and (ii) giving the retroactive effect of the reverse shares split on September 8, 2025. Each share confers upon the shareholders (a) the right to one vote at a meeting of the shareholders or on any resolution of shareholders; (b) the right to an equal share in any dividend paid by the Group; and (c) the right to an equal share in the distribution of the surplus assets of the Group on its liquidation. If at any time the shares are divided into different classes, the rights attached to any class may only be varied, whether or not the Group is in liquidation, with the consent in writing of or by a resolution passed at a meeting by the holders of not less than 50 percent of the issued Shares in that class. The rights conferred upon the holders of the shares of any class shall not, unless otherwise expressly provided by the terms of issue of the shares of that class, be deemed to be varied by the creation or issue of further shares ranking pari passu therewith.

Consummation of IPO

On September 13, 2024, the Group closed its IPO of 1,750,000 ordinary shares at the initial public offering price of US$4.00 per share for total gross proceeds of US$7,000,000, before deducting underwriting discounts and other offering expenses. On October 15, 2024, the Group closed the sales of an additional 262,500 ordinary shares, representing full exercise of the underwriter’s over-allotment option granted in connection with the Group’s IPO, at the offering price of US$4.00 per share. As a result, the Group has raised gross proceeds of $1,050,000 in addition to the previously announced IPO gross proceeds of $7,000,000, before deducting underwriting discounts and offering expenses.

Re-classification and re-designation of ordinary shares

On March 19, 2025, the re-designation and re-classification of its ordinary shares into two classes each with a par value of US$0.000625 that (a) all the issued 18,012,500 Ordinary Shares be and are re-designated into 14,412,500 Class A Ordinary Shares each with a par value of US$0.000625 with one vote per share but with all rights and restrictions remaining identical to the Ordinary Shares (the “Class A Ordinary Shares”) on a one-for-one basis and 3,600,000 Class B Ordinary Shares each with a par value of US$0.000625 with fifty votes per share but with all rights and restrictions remaining identical to the Ordinary Shares (the “Class B Ordinary Shares”) on a one-for-one basis, (b) the remaining authorized but unissued Ordinary Shares be and are re-designated into (i) an unlimited number of Class A Ordinary Shares and (ii) an unlimited number of Class B Ordinary Shares on a one-for-one basis and (c) such that the Group will be authorized to issue an unlimited number of shares each with a par value of US$0.000625 divided into (i) an unlimited number of Class A Ordinary Shares and (ii) an unlimited number of Class B Ordinary Shares.

Share reserved for issuance

On February 26, 2025, the Group had reserved an aggregate of 3,602,500 Class A Ordinary Shares for issuance under its Employee Share Ownership Plan (“ESOP”), which is designed to attract, retain and incentivize employees through equity-based compensation. Class A Ordinary Shares issued upon exercise or vesting of such awards rank pari passu with all other outstanding Class A Ordinary Shares, including voting and dividend rights. The plan is administered by the Compensation Committee, and all grants are subject to vesting conditions and other terms set forth in the 2025 Stock Incentive Plan. During the six months ended December 31, 2025, 21,747 Class A Ordinary Shares were granted, vested, and exercised by one employee and two consultants under 2025 Stock Incentive Plan respectively. During the year ended June 30, 2025, no Class A Ordinary Shares were granted, vested, or exercised by employees, directors, or consultants under 2025 Stock Incentive Plan respectively.

Reverse shares split

On September 8, 2025, the Group has been approved a consolidation of all issued and unissued Ordinary Shares at a ratio of ten (10) shares to one (1) share of the same class (the “Share Consolidation”) and the Share Consolidation was effective. The Share Consolidation applied to both Class A and Class B Ordinary Shares, with the par value per share increasing from US$0.000625 to US$0.00625 following the consolidation. The Share Consolidation reduced the number of outstanding ordinary shares of the Group from 21,615,000 to approximately 2,161,500. No fractional shares were issued in connection with the Share Consolidation. Instead, the Group issued one full post-Share Consolidation ordinary share to any shareholder at a participant level who would have been entitled to receive a fractional share as a result of the process. The Group issued an aggregate of 15 full post-Share Consolidation ordinary shares pursuant to this arrangement.

The above-mentioned reverse share split of both Class A and Class B Ordinary Shares have been accounted for on a retroactive basis and reflected in the comparative financial information presented in these unaudited condensed consolidated financial statements.

Dividends

The Group did not declare and pay dividends to its shareholders during the six months ended December 31, 2025 and 2024. The dividend per share was nil during the six months ended December 31, 2025 and 2024. As of December 31, 2025 and June 30, 2025, the dividend payable balance was nil.

Subscription receivable

The subscription receivable represents the unpaid capital contribution of US$10,000 for Galaxy Payroll BVI by the shareholders. The receivable was fully settled as of December 31, 2025 and June 30, 2025.